Variable interest entities and securitizations (Tables)	6 Months Ended
Sep. 30, 2024
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the MHFG Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2024 and September 30, 2024:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2024	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	3,370	—	—
Asset-backed securitizations	1,668	175	96
Investments in securitization products	385	—	—
Investment funds	1,908	6,322	1,113
Trust arrangements and other	5,300	—	—

Total	12,631	6,497	1,209

	Consolidated VIEs	Significant unconsolidated VIEs
September 30, 2024	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,985	—	—
Asset-backed securitizations	1,573	188	102
Investments in securitization products	384	—	—
Investment funds	1,725	5,133	1,191
Trust arrangements and other	5,085	—	—

Total	11,752	5,321	1,293

Unconsolidated VIEs
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2024 and September 30, 2024:

Assets on the MHFG Group’s balance sheets related to unconsolidated VIEs:	March 31, 2024	September 30, 2024

	(in billions of yen)

Trading account assets	97	93
Investments	726	761
Loans	137	137

Total	960	990

Liabilities on the MHFG Group’s balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2024	September 30, 2024

	(in billions of yen)
Trading account liabilities	3	3

Total	3	3

Maximum exposure to loss (Note)	1,209	1,293

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.